Inventories - Summary of Detailed Information of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reclassifications or changes in presentation [line items]
Oil, gas and chemicals	$ 16,949	$ 21,653
Other including materials	2,508	2,418
Total	$ 19,457	24,071
Revision of Prior Period, Reclassification, Adjustment
Disclosure of reclassifications or changes in presentation [line items]
Oil, gas and chemicals		(1,001)
Other including materials		$ 1,001